UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005-10A, Class B, 0.95%, 9/18/17 (a)(b)	USD	1,000	$911,050
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.86%, 8/28/19 (a)(b)		1,000	822,500
Canaras Summit CLO Ltd., Series 2007- 1A, Class B, 1.04%, 6/19/21 (a)(b)		930	768,440
Chatham Light CLO Ltd., Series 2005- 2A, Class A2, 0.83%, 8/03/19 (a)(b)		1,000	855,000
Flagship CLO, Series 2006-1A, Class B, 0.91%, 9/20/19 (a)(b)		1,196	908,960
Franklin CLO Ltd., Series 6A, Class B, 0.89%, 8/09/19 (a)(b)		1,180	945,652
Gannett Peak CLO Ltd., Series 2006- 1X, Class A2, 0.92%, 10/27/20 (b)		715	561,275
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.88%, 11/15/17 (b)		1,495	1,259,837
Landmark CDO Ltd., Series 2006-8A, Class B, 0.92%, 10/19/20 (a)(b)		1,335	1,100,694
MAPS CLO Fund LLC, Series 2005-1A, Class C, 1.52%, 12/21/17 (a)(b)		705	621,528
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		950	787,835
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.17%, 7/15/19 (a)(b)		815	688,528
Total Asset-Backed Securities – 3.1%			10,231,299

Common Stocks (c)	Shares
Auto Components— 1.0%
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interests		37,529	998,523
Class B Membership Interests		87,569	2,271,151
			3,269,674
Construction & Engineering — 0.0%
USI United Subcontractors		7,645	15,289
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		50,832	365,990
Metals & Mining — 0.1%
Euramax International		1,135	329,208
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	CAD	55,255	73,842
Ainsworth Lumber Co. Ltd. (a)		62,685	83,772
			157,614

Common Stocks (c)	Shares		Value
Software — 0.0%
Bankruptcy Management Solutions, Inc.		2,947	$59
HMH Holdings/EduMedia		115,632	28,908
			28,967
Total Common Stocks – 1.3%			4,166,742

Corporate Bonds	Par (000)
Airlines — 0.1%
American Airlines Pass-Through Trust, Class A, Series 2011-2, 8.63%, 4/15/23	USD	345	367,425
Auto Components — 0.7%
Icahn Enterprises LP:
7.75%, 1/15/16		1,515	1,575,600
8.00%, 1/15/18 (a)		660	684,750
			2,260,350
Beverages — 0.6%
Central European Distribution Corp., 3.32%, 5/15/14	EUR	1,500	1,471,556
Refresco Group BV, 5.46%, 5/15/18 (a)(b)		500	634,404
			2,105,960
Building Products — 0.3%
Grohe Holding GmbH, 5.43%, 9/15/17 (a)(b)		700	860,697
Capital Markets — 0.1%
E*Trade Financial Corp., 3.34%, 8/31/19 (a)(d)(e)	USD	439	356,139
Chemicals — 0.1%
Lyondell Chemical Co., 11.00%, 5/01/18		349	382,559
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		110	119,625
			502,184
Commercial Banks — 2.1%
CIT Group, Inc.:
7.00%, 5/01/17		2,542	2,545,178
7.00%, 5/02/17 (a)		400	401,000
VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18		3,940	4,092,675
			7,038,853
Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		817	841,732

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	USD	1,015	$1,069,556
Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	400	533,684
GCL Holdings SCA, 9.38%, 4/15/18 (a)		329	370,100
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	270	297,675
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	655	895,327
7.75%, 11/15/19		416	571,356
			2,668,142
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.73%, 12/01/14 (b)	USD	1,850	1,730,353
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19		325	341,250
6.88%, 2/15/21		490	510,825
			2,582,428
Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		530	551,200
Energy Equipment & Services — 0.6%
Compagnie Generale de Geophysique - Veritas, 7.75%, 5/15/17		1,795	1,848,850
Health Care Providers & Services — 1.6%
Crown Newco 3 Plc, 7.00%, 2/15/18 (a)	GBP	1,750	2,674,922
HCA, Inc., 6.50%, 2/15/20	USD	1,445	1,531,700
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		105	108,150
Omnicare, Inc., 7.75%, 6/01/20		340	376,550
Tenet Healthcare Corp., 6.25%, 11/01/18 (a)		495	518,512
			5,209,834
Hotels, Restaurants & Leisure — 0.6%
MGM Resorts International:
10.38%, 5/15/14		705	803,700
11.13%, 11/15/17		1,050	1,194,375
			1,998,075
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,500	1,627,500
Berkline/Benchcraft LLC, 4.50%, 11/03/12 (c)(f)		400	—
			1,627,500
Independent Power Producers & Energy Traders — 1.5%
Calpine Corp., 7.25%, 10/15/17 (a)		1,150	1,201,750

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Holdings Corp., 10.00%, 1/15/20	USD	1,000	$1,072,500
Energy Future Intermediate Holding Co., LLC, 10.00%, 12/01/20		2,350	2,532,125
			4,806,375
Machinery — 0.9%
KION Finance SA, 5.48%, 4/15/18 (a)(b)	EUR	3,000	3,021,595
Media — 4.1%
CCH II LLC, 13.50%, 11/30/16	USD	224	257,652
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		501	549,848
Series B, 9.25%, 12/15/17		1,704	1,878,660
Kabel BW Erste Beteiligungs GmbH, 5.68%, 3/15/18 (a)(b)	EUR	2,000	2,609,559
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (a)	GBP	914	1,411,476
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)	USD	2,500	2,700,000
8.13%, 12/01/17	EUR	500	693,266
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	1,197	2,037,132
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,005	1,344,168
			13,481,761
Metals & Mining — 0.1%
New World Resources NV, 7.88%, 5/01/18		285	365,338
Oil, Gas & Consumable Fuels — 3.4%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)	USD	342	365,940
Gazprom OAO Via RBS AG, 9.63%, 3/01/13		3,230	3,464,175
KazmunaiGaz Finance Sub BV, 8.38%, 7/02/13		1,500	1,601,550
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		2,000	2,066,000
Peabody Energy Corp., 6.00%, 11/15/18 (a)		855	880,650
Petroleos de Venezuela SA, 5.25%, 4/12/17		4,000	2,770,000
			11,148,315
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		545	403,469
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		420	439,425
Verso Paper Holdings LLC, Series B, 4.18%, 8/01/14 (b)		450	299,250
			1,142,144

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)	USD	485	$492,275
Real Estate Management & Development — 0.3%
Realogy Corp., 7.63%, 1/15/20 (a)		890	890,000
Specialty Retail — 0.1%
House of Fraser Plc, 8.88%, 8/15/18 (a)	GBP	349	483,960
Transportation Infrastructure — 0.4%
Aguila 3 SA, 7.88%, 1/31/18 (a)	CHF	1,100	1,212,928
Wireless Telecommunication Services — 1.2%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,950	2,067,000
iPCS, Inc., 2.55%, 5/01/13 (b)		1,155	1,097,250
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		790	851,225
			4,015,475
Total Corporate Bonds – 22.1%			72,949,091

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.3%
DynCorp International, Term Loan B, 6.25%, 7/07/16		491	484,243
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16		1,083	1,023,346
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,980	1,974,812
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17		818	816,570
			4,298,971
Airlines — 0.5%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		1,809	1,760,828
Auto Components — 2.1%
Allison Transmission, Inc., Term Loan B, 2.79%, 8/07/14		3,339	3,305,919
Autoparts Holdings, Ltd., First Lien Term Loan, 6.50%, 7/28/17		1,646	1,645,184
Federal-Mogul Corp.:
Term Loan B, 2.22% - 2.24%, 12/29/14		722	688,525
Term Loan C, 2.22% - 2.24%, 12/28/15		368	351,289
GPX International Tire Corp. (c)(f):
12.00%, 3/30/12		4	—
8.37%, 3/31/12		274	—

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (concluded)
UCI International, Inc., Term Loan, 5.50%, 7/26/17	USD	941	$942,456
			6,933,373
Beverages — 0.0%
Le-Nature’s, Inc, Tranche B Term Loan, 9.50%, 3/01/11 (c)(f)		1,000	100
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 6/01/17		801	805,180
Building Products — 2.6%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		1,390	1,382,330
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		2,129	1,968,863
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		3,714	3,721,703
Momentive Performance Materials (Blitz 06-103 GmbH):
Extended Term Loan B, 3.81%, 5/05/15		355	346,399
Tranche B-2B Term Loan, 4.23%, 5/05/15	EUR	812	1,006,146
United Subcontractors, Inc., Term Loan (First Lien), 4.58%, 6/30/15	USD	183	128,180
			8,553,621
Capital Markets — 1.6%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		168	167,670
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		2,096	2,093,192
Nuveen Investments, Inc. (First Lien):
Extended Term Loan, 5.80% - 6.08%, 5/12/17		1,773	1,758,682
Incremental Term Loan, 7.25%, 5/13/17		425	424,737
Non-Extended Term Loan, 3.30% - 3.58%, 11/13/14		750	736,451
			5,180,732
Chemicals — 5.2%
American Rock Salt Co., LLC, Term Loan, 5.50%, 4/25/17		1,614	1,591,084
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		449	449,854
Chemtura Corp., Term Facility, 5.50%, 8/27/16		1,800	1,808,622
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15		1,302	1,294,052
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 2.92%, 4/11/14	EUR	1,418	1,805,785

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,390	$1,376,911
PolyOne Corp., Term Loan B, 5.00%, 12/20/17		485	485,504
PQ Corp., Original Term Loan (First Lien), 3.52%, 7/30/14		1,342	1,294,738
Styron Sarl, Term Loan, 6.00%, 8/02/17		1,657	1,508,997
Tronox Worldwide LLC, Exit Term Loan, 7.25%, 10/15/15		3,168	3,163,533
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,357	2,325,042
			17,104,122
Commercial Services & Supplies — 3.1%
ACCO Brands Corp.:
Term Loan, 1.00%, 12/12/12		932	—
Term Loan B, 1.00%, 12/12/12		373	—
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		1,998	1,989,702
AWAS Finance Luxembourg Sarl, Term Loan, 5.25%, 6/10/16		1,213	1,210,277
Delos Aircraft, Inc., Term Loan, 7.00%, 3/17/16		2,175	2,180,437
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		2,189	2,175,319
Synagro Technologies, Inc., Term Loan (First Lien), 2.27% - 2.30%, 4/02/14		1,732	1,559,232
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		1,210	1,204,849
			10,319,816
Communications Equipment — 0.8%
Avaya, Inc.:
Term Loan B, 3.26%, 10/24/14		776	752,603
Term Loan B-3, 3.26%, 10/26/17		300	286,365
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,760	1,760,189
			2,799,157
Construction & Engineering — 1.0%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		682	679,305
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, (First Lien), 3.00%, 2/07/14		500	417,290
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		2,100	2,100,000
			3,196,595

Floating Rate Loan Interests (b)	Par (000)		Value
Consumer Finance — 1.5%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17	USD	5,160	$4,792,350
Containers & Packaging — 0.9%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		1,615	1,632,048
Smurfit Kappa Acquisitions (JSG):
Term Loan B1, 3.86% - 4.60%, 12/01/14	EUR	458	598,633
Term Loan Facility C1, 4.11% - 4.79%, 12/31/14	EUR	453	594,738
			2,825,419
Diversified Consumer Services — 3.0%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.41%, 11/20/14	USD	486	443,847
Term Loan, 3.41%, 11/20/14		2,224	2,029,790
Laureate Education, Extended Term Loan, 5.25%, 8/15/18		4,650	4,335,921
ServiceMaster Co.:
Closing Date Term Loan, 2.80% - 3.03%, 7/24/14		2,928	2,875,895
Delayed Draw Term Loan, 2.77%, 7/24/14		292	286,396
			9,971,849
Diversified Financial Services — 1.9%
Reynolds Group Holdings, Inc., Term Loan B, 6.75% - 6.95%, 2/09/18	EUR	4,909	6,405,304
Diversified Telecommunication Services — 4.4%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15	USD	1,814	1,834,727
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		1,995	1,665,512
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		4,600	4,591,398
Term Loan B3, 5.75%, 8/31/18		2,025	2,021,213
Tranche A Incremental Term Loan, 2.54% - 2.83%, 3/13/14		2,550	2,478,294
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,912	1,803,313
			14,394,457
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC, Term Loan, 3.79%, 10/10/14		1,612	1,592,186

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Electronic Equipment, Instruments & Components (concluded)
Sensata Technologies Finance Company LLC, Term Loan, 4.00%, 5/11/18	USD	2,189	$2,182,696
			3,774,882
Energy Equipment & Services — 3.4%
CCS Corp., Term Loan B, 3.27%, 11/14/14		1,801	1,713,693
CCS Income Trust, Inc., Incremental Term Loan, 6.50%, 10/17/14		930	931,553
Dynegy Holdings, Inc.:
CoalCo Term Loan, 9.25%, 8/04/16		1,142	1,107,554
GasCo Term Loan, 9.25%, 8/04/16		1,451	1,479,983
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		6,085	6,074,589
			11,307,372
Food & Staples Retailing — 2.5%
AB Acquisitions UK Topco 2 Ltd., Facility B1, 3.63%, 7/09/15	GBP	4,525	6,523,764
B&G Foods, Inc., Term Loan B, 4.50%, 11/30/18	USD	400	400,400
US Foodservice, Inc., Term Loan B, 2.77% - 2.79%, 7/03/14		1,457	1,385,002
			8,309,166
Food Products — 4.3%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%, 9/30/16		2,143	2,134,175
Term Loan (Second Lien), 11.25%, 9/29/17		1,530	1,523,620
Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.), Term Loan B, 5.23%, 4/30/16	EUR	3,000	3,937,216
Del Monte Corp., Term Loan B, 4.50%, 3/08/18	USD	3,369	3,288,902
Michaels Foods Group, Inc., Term Loan B, 4.25%, 2/23/18		312	311,337
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,249	1,252,395
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% - 6.00%, 7/06/18		582	581,991
Tranche C-1 Term Loan, 5.00% - 6.00%, 7/06/18		1,080	1,080,839
			14,110,475
Health Care Equipment & Supplies — 1.3%
Biomet, Inc., Term Loan B, 3.28% - 3.57%, 3/25/15		482	478,582
Capital Safety Group Ltd., Term Loan B, 0.00%, 1/21/19		960	960,000

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC, Term Loan, 3.27%, 5/20/14	USD	1,010	$981,234
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		1,756	1,766,134
			4,185,950
Health Care Providers & Services — 4.7%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.52%, 7/25/14		71	70,339
Non-Extended Term Loan, 2.52% - 2.77%, 7/25/14		1,388	1,369,169
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,213	1,205,934
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,881	1,888,430
Emergency Medical Services, Term Loan, 5.25%, 5/25/18		2,048	2,041,772
Harden Healthcare, Inc:
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,364	1,336,750
Tranche A Term Loan, 8.50%, 3/02/15		823	806,469
Health Management Associates, New Term Loan B, 4.50%, 11/16/18		1,435	1,419,646
inVentiv Health, Inc.:
Incremental Term Loan B3, 6.75%, 5/15/18		744	714,600
Term Loan B, 6.50%, 8/04/16		1,716	1,651,035
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		1,493	1,410,413
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		1,485	1,483,767
			15,398,324
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,492	1,493,152
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		1,755	1,782,062
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		972	972,677
			4,247,891
Hotels, Restaurants & Leisure — 4.7%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		1,562	1,566,551
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		1,060	1,054,700
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B-4, 9.50%, 10/31/16		1,381	1,401,430
Term Loan B-2, 3.28%, 1/28/15		708	640,447

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc. (concluded):
Term Loan B-3, 3.28% - 3.58%, 1/28/15	USD	4,874	$4,408,072
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		1,764	1,759,308
OSI Restaurant Partners LLC, Pre- Funded RC Loan, 2.56% - 2.79%, 6/14/13		32	31,459
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		1,429	1,424,071
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18		1,885	1,879,345
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		1,254	1,253,231
			15,418,614
Household Durables — 0.0%
Berkline/Benchcraft LLC, Term Loan B, 14.00%, 11/03/13 (c)(f)		153	42,539
Household Products — 0.6%
Prestige Brands International, Inc., Term Loan, 1.00%, 12/20/18		1,830	1,838,235
Independent Power Producers & Energy Traders — 1.6%
The AES Corp., Term Loan B, 4.25%, 6/01/18		1,935	1,934,020
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.80%, 10/10/17		5,511	3,396,443
			5,330,463
Industrial Conglomerates — 1.0%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		675	678,375
Term Loan, 3.69% - 3.84%, 12/03/14		2,822	2,779,116
			3,457,491
Insurance — 0.5%
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/16		1,616	1,617,668
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,220	1,158,763
IT Services — 4.2%
Ceridian Corp., US Term Loan, 3.27%, 11/10/14		1,699	1,587,021
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.03%, 9/24/14		1,161	1,101,424

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
First Data Corp.(concluded):
Initial Tranche B-2 Term Loan, 4.28%, 3/23/18	USD	6,890	$6,043,651
First Data Corp. (concluded):
Initial Tranche B-3 Term Loan, 3.03%, 9/24/14		281	266,414
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		442	413,863
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		332	329,297
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		1,097	1,099,532
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B Term Loan, 4.02% - 4.06%, 2/26/16		271	269,483
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		2,838	2,840,030
			13,950,715
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., Term Loan B, 7/20/13		575	578,904
Machinery — 1.2%
Terex Corp.:
Term Loan, 6.00%, 4/28/17 EUR		354	458,565
Term Loan B, 5.50%, 4/28/17USD		1,597	1,603,536
Tomkins Plc, Term Loan B, 4.25%, 9/29/16		2,004	2,001,965
			4,064,066
Media — 21.4%
Acosta, Inc., Term Loan, 4.75% - 5.50%, 3/01/18		1,316	1,311,031
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		2,084	1,882,804
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,791	1,778,320
Atlantic Broadband Finance LLC, Term Loan B, 4.00%, 3/08/16		875	869,728
Bresnan Telecommunications Co., LLC, Term Loan, 4.50%, 12/14/17		1,554	1,548,785
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,496	1,503,971
Catalina Marketing Corp., Term Loan, 3.02%, 10/01/14		1,695	1,630,976
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.52%, 7/03/14		624	552,065
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,118	1,045,544
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		36	35,529
Term Loan C, 3.83%, 9/06/16		627	622,772

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (continued)
Clarke American Corp., Term Loan B, 2.77% - 3.08%, 6/30/14	USD	324	$283,585
Clear Channel Communications, Inc.:
Term Loan B, 3.92%, 1/28/16		1,965	1,572,747
Term Loan C, 3.92%, 1/28/16		420	319,200
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,500	1,500,240
Gray Television, Inc., Term Loan B, 3.80%, 12/31/14		1,475	1,452,528
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.44%, 6/12/14		1,862	1,104,426
Hubbard Radio LLC, Term Loan (Second Lien), 5.25%, 4/28/17		1,095	1,094,150
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		10,173	10,160,409
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		3,598	3,584,321
Kabel Deutschland GmbH:
Term Loan A, 2.79%, 3/31/14	EUR	3,043	3,959,881
Term Loan D, 4.73%, 12/13/16		1,000	1,308,050
Term Loan E, 3.98%, 6/15/18		4,000	5,201,695
Term Loan F, 1.00%, 1/20/19	USD	1,695	1,690,238
Knology, Inc., Term Loan B, 4.00%, 8/18/17		417	410,886
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.81%, 3/06/15	EUR	304	334,317
Facility C1, 4.06%, 3/04/16		608	672,608
Liberty Cablevision of Puerto Rico Ltd., Initial Term Facility, 2.55%, 6/13/14		1,433	1,357,294
LIN Television Corp., Term Loan B, 5.00%, 12/21/18		870	874,350
Mediacom Illinois LLC, Tranche D Term Loan, 5.50%, 3/31/17		2,207	2,190,211
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		1,500	1,543,125
Floating Rate Term Loan, 6.82%, 8/01/13		1,250	1,256,250
Nielsen Finance LLC, Class B Term Loan, 4.05%, 5/02/16		1,710	1,710,785
Serpering Investments BV (Casema NV), Term Loan B, 3.73%, 3/31/17	EUR	619	807,142
Sinclair Television Group, Inc.:
Incremental Term Loan B3, 1.00%, 10/28/16	USD	350	349,181
New Term Loan B, 4.00%, 10/28/16		1,166	1,163,190
Telesat Canada:
Delayed Draw Term Loan, 3.27%, 10/31/14		372	370,944

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Telesat Canada (concluded):
Term Loan B, 3.27%, 10/31/14	USD	4,334	$4,318,324
Univision Communications, Inc., Extended Term Loan (First Lien), 4.52%, 3/31/17		2,467	2,316,734
UPC Broadband Holding BV, Term Loan U, 5.03%, 12/29/17	EUR	775	994,867
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	680	677,110
Term Loan T, 3.80%, 12/30/16		195	190,125
WC Luxco Sarl, New Term Loan B3, 4.25%, 3/15/18		530	529,695
Weather Channel, Term Loan B, 4.25%, 2/13/17		2,600	2,599,362
			70,679,495
Metals & Mining — 2.4%
Novelis, Inc.:
Incremental Term Loan B2, 3.75%, 3/10/17		434	431,474
Term Loan, 3.75%, 3/10/17		3,296	3,275,255
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		846	841,522
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		3,556	3,538,928
			8,087,179
Multi-Utilities — 0.0%
Mach Gen LLC, Synthetic Letter of Credit Loan (First Lien), 2.58%, 2/22/13		69	63,466
Multiline Retail — 2.0%
99 Cents Only Stores, Term Loan B, 6.00%, 1/11/19		1,315	1,314,185
Hema Holding BV:
Facility B, 3.72%, 7/06/15	EUR	169	213,565
Facility C, 2.97%, 7/05/16		169	212,459
Facility D, 5.97%, 1/05/17		3,800	4,324,412
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	USD	465	456,039
			6,520,660
Oil, Gas & Consumable Fuels — 1.9%
EquiPower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/18		1,903	1,793,785
Gibson Energy, Term Loan B, 5.75%, 6/15/18		2,189	2,190,642
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,172	2,172,344
			6,156,771
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 8.00%, 3/07/13		550	552,981

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Paper & Forest Products (concluded)
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13 (g)	USD	419	$209,394
			762,375
Pharmaceuticals — 3.0%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		2,673	2,616,199
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		814	816,074
Pharmaceutical Products Development, Inc., Term Loan B, 6.25%, 12/05/18		2,165	2,178,077
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		1,313	1,306,465
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		1,095	1,092,212
Taminco NV, New Term Loan, 1.00%, 1/25/19		675	677,248
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		771	770,466
Term Loan B-2, 4.25%, 3/15/18		386	385,233
			9,841,974
Professional Services — 1.0%
Emdeon Business Services LLC, Term Loan B, 6.75%, 11/02/18		1,800	1,814,346
Fifth Third Processing Solutions LLC, Term Loan B (First Lien), 4.50%, 11/03/16		1,598	1,595,438
			3,409,784
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		2,246	2,236,626
Real Estate Management & Development — 1.6%
Pivotal Promontory LLC, Term Loan (Second Lien), 12.00%, 8/31/11(c)(f)		750	—
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		1,971	1,954,192
Extended Synthetic Letter of Credit, 4.53%, 10/10/16		149	139,533
Extended Term Loan, 4.69%, 10/10/16		2,575	2,405,322
Synthetic Letter of Credit, 3.20%, 10/10/13		69	68,050
Term Loan, 3.44%, 10/10/13		645	639,436
			5,206,533

Floating Rate Loan Interests (b)	Par (000)		Value
Road & Rail — 1.0%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18	USD	998	$1,004,363
RAC Ltd., Term Loan B, 5.52% - 5.83%, 7/30/18	GBP	1,500	2,285,415
			3,289,778
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.55%, 12/01/16	USD	561	547,588
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		849	851,862
NXP BV, Incremental Term Loan, 5.50%, 3/03/17		853	844,334
			2,243,784
Software — 0.9%
Bankruptcy Management Solutions, Inc.:
Term Loan (First Lien), 7.50%, 8/20/14		719	147,485
Term Loan (Second Lien), 8.30%, 8/20/15		263	2,498
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		450	436,032
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18		993	991,259
Sophia, LP, Term Loan B, 6.25%, 7/19/18		1,100	1,108,250
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		340	336,482
			3,022,006
Specialty Retail — 4.0%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,900	1,900,722
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		150	149,117
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		1,029	1,025,298
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,990	1,981,921
The Gymboree Corp., New Term Loan, 5.00%, 2/23/18		1,040	933,962
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		409	394,049
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		605	587,820
Michaels Stores, Inc.:
Term Loan B-1, 5.13%, 7/29/16		820	816,967
Term Loan B-2, 5.13%, 7/29/16		920	916,881
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,358	2,333,761

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	8

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16	USD	1,850	$1,840,197
Term Loan B, 5.25%, 5/25/18		498	487,863
			13,368,558
Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp., Term Loan B, 4.00% - 4.44%, 5/06/16	EUR	719	935,694
Wireless Telecommunication Services — 2.7%
Crown Castle International Corp., Term Loan B, 1.00%, 1/25/19	USD	3,000	2,997,510
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 3.13%, 3/30/12		1,522	1,514,788
MetroPCS Wireless, Inc., Term Loan B, 4.06%, 3/16/18		1,060	1,050,841
Vodafone Americas Finance 2, Inc. (g):
PIK Term Loan, 6.88%, 8/11/15		2,558	2,551,838
PIK Term Loan B, 6.25%, 7/11/16		825	818,813
			8,933,790
Total Floating Rate Loan Interests – 106.9%			352,891,865

Foreign Agency Obligations
Argentina Bonos:
0.44%, 8/03/12 (b)		1,250	1,218,256
7.00%, 10/03/15		2,000	1,911,722
Colombia Government International Bond, 4.04%, 3/17/13 (b)		240	242,640
Uruguay Government International Bond, 6.88%, 1/19/16	EUR	950	1,416,618
Total Foreign Agency Obligations – 1.4%			4,789,236

Other Interests (h)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow (c)	USD	500	5,000
Diversified Financial Services — 0.3%
BGT JGW SPV, LLC (JG Wentworth LLC Preferred Equity Interests) (c)(i)		1	1,176,896

Other Interests (h)	Beneficial Interest (000)		Value
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (c)	USD	1	$96
Hotels, Restaurants & Leisure — 0.0%
Wembley Contigent (c)		2	6,000
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (c)		6	—
Total Other Interests – 0.3%			1,187,992

Warrants (j)	Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Media — 0.0%
New Vision Holdings LLC,:
(Expires 9/30/14)		19	—
(Expires 9/30/14)		3	—
			—
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		251	—
HMH Holdings/EduMedia (Expires 3/09/17)		21,894	—
			—
Total Warrants – 0.0%			—
Total Long-Term Investments (Cost – $458,629,725*) – 135.1%			446,216,225

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)		2,808,861	2,808,861
Total Short-Term Securities (Cost – $2,808,861) – 0.9%			2,808,861

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	26	$—
Total Options Purchased (Cost – $25,422) – 0.0%		—
Total Investments (Cost - $461,464,008) – 136.0%		449,025,086
Liabilities in Excess of Other Assets – (36.0)%		(118,861,699)
Net Assets – 100.0%		$330,163,387

*	As of January 31, 2012, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes, were as follows:

Tax cost	$458,875,807
Gross unrealized appreciation	$9,070,737
Gross unrealized depreciation	(18,921,458)
Net unrealized depreciation	$(9,850,721)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	The investment is held by a wholly owned subsidiary of the Trust.

(j)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,071,567	1,737,294	2,808,861	$208

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
TBA	To Be Announced
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,314,985	EUR	1,770,000	Citibank NA	2/03/12	$(263)
				Royal Bank of
CAD	179,700	USD	175,964	Scotland Plc	4/11/12	2,971
				Royal Bank of
USD	1,117,227	CHF	1,055,000	Scotland Plc	4/11/12	(30,264)
USD	14,624,833	GBP	9,540,500	UBS AG	4/11/12	(400,355)
EUR	1,770,000	USD	2,315,567	Citibank NA	4/18/12	206
				Royal Bank of
EUR	364,000	USD	474,442	Scotland Plc	4/18/12	1,796
USD	48,963,213	EUR	38,118,500	Citibank NA	4/18/12	(908,984)
				Royal Bank of
USD	1,309,175	EUR	1,005,000	Scotland Plc	4/18/12	(5,713)
Total						$(1,340,606)

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	10

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long Term Investments:
Asset-Backed Securities	—	$3,468,713	$6,762,586	$10,231,299
Common Stocks	$157,614	3,980,220	28,908	4,166,742
Corporate Bonds	—	72,949,091	—	72,949,091
Floating Rate Loan Interests	—	332,271,819	20,620,046	352,891,865
Foreign Agency Obligations	—	1,659,258	3,129,978	4,789,236
Other Interests	—	—	1,187,992	1,187,992
Short-Term Securities	2,808,861	—	—	2,808,861
Total	$2,966,475	$414,329,101	$31,729,510	$449,025,086

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$4,973	—	$4,973
Liabilities:
Foreign currency exchange contracts	—	(1,345,579)	—	(1,345,579)
Total	—	$(1,340,606)	—	$(1,340,606)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	11

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Foreign Agency Obligations	Other Interests	Warrants	Total
Balance, as of October 31, 2011	$6,561,220	$234,634	$32,466,825	$2,961,954	$1,281,000	$227	$43,505,860
Accrued discounts/premium	27,693	—	43,716	38,533	—	—	109,942
Net realized gain (loss)	—	—	(42,910)	—	—	—	(42,910)
Net change in unrealized appreciation/depreciation[2]	173,673	(144,540)	(392,647)	129,491	(93,008)	(227)	(327,258)
Purchases	—	—	195,797	—	—	—	195,797
Sales	—	—	(2,645,164)	—	—	—	(2,645,164)
Transfers in3	—	—	5,351,592	—	—	—	5,351,592
Transfers out[3]	—	(61,186)	(14,357,163)	—	—	—	(14,418,349)
Balance, as of January 31, 2012	$6,762,586	$28,908	$20,620,046	$3,129,978	$1,187,992	—	$31,729,510

[2]	The change in unrealized appreciation/depreciation on securities still held on January 31, 2012 was $(388,943).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2012	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 23, 2012